Acquisitions (Details 3) (USD $)	3 Months Ended								12 Months Ended				12 Months Ended										12 Months Ended			0 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013 item	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Water facility development agreement item	Mar. 31, 2014 Vehicles Minimum	Mar. 31, 2014 Vehicles Maximum	Mar. 31, 2014 Water treatment facilities and equipment Minimum	Mar. 31, 2014 Water treatment facilities and equipment Maximum	Mar. 31, 2014 Buildings and leasehold improvements Minimum	Mar. 31, 2014 Buildings and leasehold improvements Maximum	Mar. 31, 2014 Other Water Services item	Mar. 31, 2014 Other Water Services Customer relationships	Mar. 31, 2014 Other Water Services Trade names	Mar. 31, 2014 Other Water Services Non-compete agreements	Mar. 31, 2014 Other Water Services Water facility development agreement	Mar. 31, 2014 Other Water Services Water facility option agreement	Mar. 02, 2014 Other Water Services Water facility development agreement item	Mar. 31, 2014 Other Water Services Minimum Customer relationships	Mar. 31, 2014 Other Water Services Maximum Customer relationships	Mar. 31, 2014 Other Water Services Land	Mar. 31, 2014 Other Water Services Vehicles	Mar. 31, 2014 Other Water Services Vehicles Minimum	Mar. 31, 2014 Other Water Services Vehicles Maximum	Mar. 31, 2014 Other Water Services Water treatment facilities and equipment	Mar. 31, 2014 Other Water Services Water treatment facilities and equipment Minimum	Mar. 31, 2014 Other Water Services Water treatment facilities and equipment Maximum	Mar. 31, 2014 Other Water Services Buildings and leasehold improvements	Mar. 31, 2014 Other Water Services Buildings and leasehold improvements Minimum	Mar. 31, 2014 Other Water Services Buildings and leasehold improvements Maximum	Mar. 31, 2014 Other Water Services Other	Mar. 31, 2014 Other Water Services Other Minimum	Mar. 31, 2014 Other Water Services Other Maximum	Mar. 02, 2014 Saltwater disposal facility
Acquisitions
Number of business acquired										2										4
Number of common units issued to acquire business (in shares)																				222,381
General and administrative expense																				$ 400,000
Revenue, Net	3,975,935,000	2,743,445,000	1,593,937,000	1,385,957,000	1,617,613,000	1,338,208,000	1,135,510,000	326,436,000	9,699,274,000	4,417,767,000	1,310,473,000									20,600,000
Operating income									106,565,000	87,307,000	15,030,000									7,100,000
Estimated fair value of the assets acquired and liabilities assumed
Accounts receivable - trade																				2,391,000
Inventories																				390,000
Prepaid expenses and other current assets																				61,000
Property, plant and equipment																													419,000	90,000			24,933,000			3,036,000			13,000
Useful life of property, plant and equipment														3 years	25 years	3 years	30 years	3 years	40 years												5 years	10 years		3 years	30 years		7 years	30 years		3 years	5 years
Intangible assets																					72,000,000	3,325,000	260,000	14,000,000	2,500,000
Useful life of intangible assets																							3 years	5 years			8 years	10 years
Goodwill	1,107,006,000				555,220,000				1,107,006,000	555,220,000	167,245,000	8,568,000								63,031,000
Accounts payable - trade																				(382,000)
Accrued expenses and other payables																				(300,000)
Other noncurrent liabilities																				(114,000)
Fair value of net assets acquired																				185,653,000
Consideration paid for acquisition
Cash paid, net of cash acquired										14,000,000										178,867,000																						3,700,000
Value of common units issued																				6,786,000
Total consideration paid																				$ 185,653,000						$ 21,000,000
Number of options specified in the agreement for the calculation of the purchase price													2													3
Maximum period for which the option is available to operate the facility													90 days													90 days